NET REVENUES	6 Months Ended
Jun. 30, 2022
NET REVENUES
NET REVENUES

NOTE 6 - NET REVENUES:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

	U.S dollars in thousands		U.S dollars in thousands
Licensing revenues	—	—	2,000	—
Movantik® revenues	16,125	19,212	25,456	38,113
Sales of other products	2,221	2,290	3,994	3,964
	18,346	21,502	31,450	42,077